Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended								12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Merchant services	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Perpetual and site licenses Year	Dec. 31, 2011 Licensed computer software Year	Dec. 31, 2011 Acquisition technology intangibles Year	Dec. 31, 2011 Software development costs Year	Dec. 31, 2011 Internal-use software Year	Dec. 31, 2011 Goodwill	Dec. 31, 2011 Other intangible assets Year	Dec. 31, 2011 TSYS de Mexico	Dec. 31, 2010 TSYS de Mexico	Dec. 31, 2011 CUP Data	Dec. 31, 2010 CUP Data	Dec. 31, 2011 Buildings and improvements Year	Dec. 31, 2011 Computer and other equipment Year	Dec. 31, 2011 Furniture and other equipment Year	May 02, 2011 TermNet Year	Dec. 31, 2011 TermNet	Dec. 31, 2011 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC	Mar. 31, 2010 TSYS Merchant Solutions Year	Dec. 31, 2011 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions
Significant Accounting Policies [Line Items]
Business acquisition, effective date																						2011-05-02				2010-04-01
Business acquisition, percentage of ownership																								51.00%			49.00%	51.00%
Accounts receivable, allowance for doubtful accounts and billing adjustments	$ 4,100,000	$ 4,500,000
Property and equipment, estimated useful live, minimum																		5	2	3
Property and equipment, estimated useful live, maximum																		40	5	15
Intangible assets, estimated useful live, minimum							3			3	3		3								2				3
Intangible assets, estimated useful live, maximum							10	10		10	5		10								10				10
Software technology assets resulting from acquisitions, estimated useful live, minimum									5
Software technology assets resulting from acquisitions, estimated useful live, maximum									9
Equity method investment, percentage of ownership														49.00%		44.56%
Equity investments	82,924,000	77,127,000										50,600,000		6,814,000	6,648,000	76,110,000	70,479,000
Goodwill	355,498,000	320,399,000	165,896,000																						155,496,000
Percentage of total outstanding equity interests																							49.00%
Payment for acquiring remaining 49-percent interest																							174,100,000
Cash used in acquisitions and equity investments, net of cash acquired	47,909,000	148,531,000	294,000																				169,600,000
Trade name purchased																							4,500,000
Elimination of redeemable noncontrolling interest																							144,600,000
Reserve for merchant loss				397,000
Long-term processing contracts with large financial institutions and other merchant acquirers, range					3 years	8 years
Estimated forfeiture rate					0.00%	10.00%
Advertising expenses	$ 813,000	$ 690,000	$ 327,000